Additional Information to the Items of Profit or Loss	12 Months Ended
Dec. 31, 2023
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS
NOTE 21:-	ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Year ended December 31,
		2023	2022	2021
a.	Research and development expenses:
	Wages and related expenses	$392	$436	$357
	Share-based payment	34	264	27
	Regulatory, professional and other expenses	719	750	934
	Research and preclinical studies	101	703	165
	Clinical studies	254	369	172
	Chemistry and formulations	141	281	335

		1,641	2,803	1,990

b.	General and administrative expenses:
	Wages and related expenses	415	437	256
	Share-based payment	68	633	16
	Amazon fees	1,042	424	-
	Storage	145	90
	Professional and directors’ fees	2,594	2,499	2,417
	Business development expenses	86	161	5
	Regulatory expenses	202	162	165
	Office maintenance, rent and other expenses	110	(*)80	135
	Investor relations and business expenses	369	1,486	784

		5,031	5,972	3,778

c.	Other expenses:
	Company’s share of losses of company accounted for at equity, net	210	109	-

d.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(2,205)	(7,832)	-
	Exchange rate differences, net	(14)	-	-

		(2,219)	(7,832)	-
e.	Finance expenses:
	Issuance expenses related to warrants	-	1,204	6
	Exchange rate differences, net	-	4	3
	Losses from remeasurement of investment in financial assets	1,046	770	-
	Finance expense in respect of leases	9	15	4
	Finance expenses from interest and commissions	-	21	8

		$1,055	$2,014	$21

(*)	Reclassified to correlate with common practice in industry and better reflect profit and loss.